Class Aand Class P [Member] Investment Objectives and Goals - Class A and Class P - UBS Ultra Short Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	UBS Ultra Short Income Fund Summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To provide current income while seeking to maintain low volatility of principal.